Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants [Line Items]
Warrants outstanding (in Shares)	9,583,333	9,583,333
Warrant expire	5 years
Price per share	$ 10
Warrants [Member]
Warrants [Line Items]
Market value and newly issued price percentage	115.00%
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)		5,000,000
Minimum [Member]
Warrants [Line Items]
Market value and newly issued price percentage	100.00%
Redemption trigger price per share	$ 10
Maximum [Member]
Warrants [Line Items]
Market value and newly issued price percentage	180.00%
Redemption trigger price per share	$ 18
Class A Common Stock [Member]
Warrants [Line Items]
Price per share	10
Warrant price per shares	0.1
Class A Common Stock [Member] | Redemption of Warrants [Member]
Warrants [Line Items]
Price per share	18
Class A Common Stock [Member] | Warrants [Member]
Warrants [Line Items]
Price per share	$ 10
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)	5,000,000
Private Placement Warrants [Member] | Class A Common Stock [Member]
Warrants [Line Items]
Price per share	$ 18
Warrant price per shares	0.01
Business Combination [Member]
Warrants [Line Items]
Business combination issue price per share	$ 9.2
Total equity proceeds, percentage	60.00%
Business Combination [Member] | Class A Common Stock [Member]
Warrants [Line Items]
Business combination issue price per share	$ 9.2